Property, plant and equipment (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Impairment Charges	$ 1,415	$ 445
Continuing Operations [Member]
Depreciation	2,099	2,084	$ 1,074
Asset Impairment Charges	970,000	60,000	385,000
Discontinued Operations [Member]
Depreciation	$ 209	$ 83	$ 0